UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                        Washington, D.C. 20549

                                                Form 13F/A

                                     Form 13F CONFIDENTIAL COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON OR ABOUT AUGUST 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON OR ABOUT NOVEMBER 14, 2007.


Report for the Calendar Year or Quarter Ended:       JUNE 30, 2007

Check here if Amendment    [x];     Amendment Number:3
This Amendment (Check only one.)          [        ] is a restatement
                                          [    x   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Lehman Brothers Holdings Inc.
Address:          745 Seventh Avenue
                  New York, New York 10019

Form 13F File Number:      28-3182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             James J. Killerlane III
Title:            Vice President
Phone:            212 526-1695

Signature, Place and Date of Signing:

/s/ James J. Killerlane III
New York, NY
November 6, 2007

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                                          FORM 13F SUMMARY PAGE



Report Summary:

         Number of Other Included Managers:          1

         Form 13F Information Table Entry Total:     7

         Form 13F Information Table Value Total     554,233
                                                   (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.            Form 13F File Number            Name
         1              28-1159                         Lehman Brothers Inc.

         Please note that confidential information has been omitted from this report and filed separately with the Securities and Exchange Commission.

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NAME OF ISSUER                TITLE OF    CUSIP     VALUE     SHRS OR  SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
                               CLASS                (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MGRS    SOLE   SHARED    NONE
AVAYA INC                     COMMON     53499109     76189   4524300   SH        DEFINED     1     4524300   0          0
CDW CORP                      COMMON    12512N105    106212   1250000   SH        DEFINED     1     1250000   0          0
CYTYC CORP                    COMMON    232946103     96997   2250000   SH        DEFINED     1     2250000   0          0
FIRST REPUBLIC BANK           COMMON    336158100     41345    770500   SH        DEFINED     1      770500   0          0
FLORIDA ROCK INDUSTRIES INC   COMMON    341140101     94824   1404800   SH        DEFINED     1     1404800   0          0
PATHMARK STORES INC           COMMON    70322A101     16200   1250000   SH        DEFINED     1     1250000   0          0
STATION CASINOS INC           COMMON    857689103    122466   1410900   SH        DEFINED     1     1410900   0          0

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